Statements of Stockholders' Deficit (Supera Pharmaceuticals, Inc.) - USD ($)	Common Stock [Member] Supera Pharmaceuticals, Inc. [Member]	Common Stock [Member]	Additional Paid In Capital [Member] Supera Pharmaceuticals, Inc. [Member]	Accumulated Deficit [Member] Supera Pharmaceuticals, Inc. [Member]	Accumulated Deficit [Member]	Supera Pharmaceuticals, Inc. [Member]	Total
Balance at Dec. 31, 2018		$ 121,554,547		$ (129,152)	$ (115,694,881)	$ (129,152)	$ 5,833,753
Balance, shares at Dec. 31, 2018	25,000,000	540,607
Net loss				(475,937)	(3,888,249)	(475,937)	(3,888,249)
Balance at Dec. 31, 2019		$ 128,920,414		(605,089)	(119,583,130)	(605,089)	9,355,170
Balance, shares at Dec. 31, 2019	25,000,000	1,738,837
Net loss				(558,516)	(17,580,609)	(558,516)	(17,580,609)
Balance at Dec. 31, 2020		$ 171,598,681		$ (1,163,605)	$ (137,163,739)	$ (1,163,605)	$ 34,579,466
Balance, shares at Dec. 31, 2020	25,000,000	17,585,261